UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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


Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

January 21, 2010
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         14
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Form 13F Information Table Value Total:

   $2,065,209,226.44
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





                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

ALLIANCE DATA SYSTEM  COMMON         01858110 A     113,680       1,760,024    SH         SOLE                   1,760,024

BUNGE LIMITED         COMMON         G1696210 A     163,701       2,564,643    SH         SOLE                   2,564,643

YUM BRANDS INC        COMMON         98849810 A     158,904       4,544,016    SH         SOLE                   4,544,016

MCKESSON CORP         COMMON         58155Q10 A     234,396       3,743,389    SH         SOLE                   3,743,389

HUMAN GENOME SCI      COMMON         44490310 F     205,063       6,705,801    SH         SOLE                   6,705,801

CVS CAREMARK CORP     COMMON         12665010 A     128,869       4,000,895    SH         SOLE                   4,000,895

HOME DEPOT INC        COMMON         43707610 A       1,196          41,352    SH         SOLE                      41,352

WILLIAMS
SONOMA INC            COMMON         96990410 A     160,089       7,704,008    SH         SOLE                   7,704,008

INTERPUBLIC GROUP     COMMON         46069010 A         213          28,827    SH         SOLE                      28,827

NEWS CORP LTD         CLASS B        65248E20 F     297,338      18,676,991    SH         SOLE                  18,676,991

CLEARWIRE CORP        NEW CL A       18538Q10 F      11,950       1,767,817    SH         SOLE                   1,767,817

EXELON CORP           COMMON         30161N10 A     127,057       2,599,902    SH         SOLE                   2,599,902

ST JOE CO             COMMON         79014810 A     140,658       4,868,740    SH         SOLE                   4,868,740

INTEL CORP            COMMON         45814010 F     322,095      15,788,949    SH         SOLE                  15,788,949
